Pension Plan (Annual and Quarter) (Detail) - pension plan weighted average asset allocations	Dec. 31, 2011	Dec. 31, 2010
Pension plan weighted average asset allocations	100.00%	100.00%
Guaranteed investment contracts [Member]
Pension plan weighted average asset allocations	38.30%	36.10%
Equity Funds [Member]
Pension plan weighted average asset allocations	60.90%	63.20%
Bonds [Member]
Pension plan weighted average asset allocations		0.40%
Money Market Funds [Member]
Pension plan weighted average asset allocations	0.80%	0.30%